Note 7 - Other Receivables	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Disclosure of other receivables [text block]
7.	Other receivables

	March 31, 2023	March 31, 2022
	$	$
Investment tax credits receivable	748	700
Sales tax receivable	107	608
	855	1,308

Refundable Tax

The Company is entitled to receive $0.7 million through our Australian R&D incentive program relating to the year ended March 31, 2023. The amount receivable is recorded as a reduction in research and development expenses in the year ended March 31, 2023.